Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Related parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related party transaction
Revenue	$ 278,287,000	$ 277,677,000
Accounts receivable	117,556,000		$ 126,750,000
Amounts due from related parties	$ 44,021,000		$ 51,796,000
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	An equity investee		An equity investee
Other payables and accruals	$ 197,627,000		$ 208,892,000
Allowance for credit losses	0		0
Other payables and accruals
Related party transaction
Branding liability payable	1,538,000		1,538,000
Amounts due to related parties
Related party transaction
Branding liability payable	5,648,000		6,251,000
Related parties
Related party transaction
Revenue	798,000	727,000
Other payables and accruals	1,967,000		1,918,000
Amounts due to related parties	5,687,000		6,325,000
Indirect subsidiaries of CK Hutchison Holdings Limited ("CK Hutchison")
Related party transaction
Other payables and accruals	1,890,000		1,840,000
Amounts due to related parties	$ 5,648,000		6,251,000
Period of repayable on demand and interest-bearing (in months)	1 month
An equity investee
Related party transaction
Purchases	$ 1,038,000	1,795,000
Accounts receivable	350,000		224,000
Other payables and accruals	77,000		78,000
Amounts due to related parties	39,000		74,000
An equity investee | Due from a related party
Related party transaction
Dividends receivable	44,021,000		51,796,000
Dividends receivable non-current	44,021,000		$ 41,381,000
Sales | An equity investee
Related party transaction
Revenue	798,000	727,000
Management services | Indirect subsidiaries of CK Hutchison Holdings Limited ("CK Hutchison")
Related party transaction
Expenses	$ 564,000	$ 519,000